 BALANCED FUND
   PAINEWEBBER
            PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                 TOTAL RETURN/1/
                -------------------------------- -----------------------------
                                                   12 MONTHS       6 MONTHS
                 02/28/97 08/31/96      02/29/96 ENDED 02/28/97 ENDED 02/28/97
------------------------------------------------------------------------------
Class A Shares   $10.92   $ 10.27      $10.85         13.31%         13.27%
------------------------------------------------------------------------------
Class B Shares    11.09     10.42       11.00         12.41          12.74
------------------------------------------------------------------------------
Class C Shares    10.95     10.29       10.88         12.44          12.88
------------------------------------------------------------------------------
Performance Summary Class A Shares
                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
07/1/91-
 12/31/91        $10.09   $ 11.02       --          $0.2293          11.53%
------------------------------------------------------------------------------
1992              11.02     11.24       --           0.3414           5.18
------------------------------------------------------------------------------
1993              11.24     11.94     $0.7771        0.2510          15.63
------------------------------------------------------------------------------
1994              11.94      9.32      1.2011        0.2311          (9.88)
------------------------------------------------------------------------------
1995               9.32     10.41      0.7468        0.3100          23.16
------------------------------------------------------------------------------
1996              10.41     10.61      1.0303        0.2516          14.74
------------------------------------------------------------------------------
01/01/97-
 02/28/97         10.61     10.92       --            --              2.92
------------------------------------------------------------------------------
                           Totals:    $3.7553       $1.6144
------------------------------------------------------------------------------
                         CUMULATIVE TOTAL RETURN AS OF 02/28/97 :  77.76%
------------------------------------------------------------------------------
Performance Summary Class B Shares
                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
12/12/86-
 12/31/86        $10.00   $  9.76       --            --             (2.40)%
------------------------------------------------------------------------------
1987               9.76      9.27     $0.1687       $0.4407           1.21
------------------------------------------------------------------------------
1988               9.27      9.79       --           0.5225          11.34
------------------------------------------------------------------------------
1989               9.79     10.03      0.1286        0.6768          10.84
------------------------------------------------------------------------------
1990              10.03      9.60      0.0021        0.6200           1.94
------------------------------------------------------------------------------
1991               9.60     11.01       --           0.3478          18.52
------------------------------------------------------------------------------
1992              11.01     11.28       --           0.2146           4.46
------------------------------------------------------------------------------
1993              11.28     12.02      0.7771        0.1173          14.66
------------------------------------------------------------------------------
1994              12.02      9.43      1.2011        0.1189         (10.51)
------------------------------------------------------------------------------
1995               9.43     10.57      0.7468        0.2049          22.27
------------------------------------------------------------------------------
1996              10.57     10.79      1.0303        0.1632          13.81
------------------------------------------------------------------------------
01/01/97-
 02/28/97         10.79     11.09       --            --              2.78
------------------------------------------------------------------------------
                           Totals:    $4.0547       $3.4267
------------------------------------------------------------------------------
                        CUMULATIVE TOTAL RETURN AS OF 02/28/97 :  131.53%
------------------------------------------------------------------------------
Performance Summary Class C Shares
                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID   RETURN/1/
------------------------------------------------------------------------------
07/02/92-
 12/31/92        $10.86   $ 11.25       --          $0.1619           5.08%
------------------------------------------------------------------------------
1993              11.25     11.94     $0.7771        0.1728          14.79
------------------------------------------------------------------------------
1994              11.94      9.35      1.2011        0.1313         (10.48)
------------------------------------------------------------------------------
1995               9.35     10.45      0.7468        0.2188          22.15
------------------------------------------------------------------------------
1996              10.45     10.65      1.0303        0.1708          13.86
------------------------------------------------------------------------------
01/01/97-
 02/28/97         10.65     10.95       --            --              2.82
------------------------------------------------------------------------------
                           Totals:    $3.7553       $0.8556
------------------------------------------------------------------------------

                         CUMULATIVE TOTAL RETURN AS OF 02/28/97 :  54.41%
--------------------------------------------------------------------------------
/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
 The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 BALANCED FUND
   PAINEWEBBER
            PERFORMANCE RESULTS (CONCLUDED)

Average Annual Total Return

                                                           % RETURN AFTER
                                % RETURN WITHOUT             DEDUCTING
                                DEDUCTING MAXIMUM          MAXIMUM SALES
                                  SALES CHARGE                 CHARGE
                               ------------------------   ---------------------
CLASS                           A*       B**     C***      A*     B**     C***
-------------------------------------------------------------------------------
Twelve Months Ended 03/31/97   11.64%   10.78%   10.79%   6.59%   5.78%   9.79%
-------------------------------------------------------------------------------
Five Years Ended 03/31/97       9.74%    8.93%     N/A    8.73%   8.65%    N/A
-------------------------------------------------------------------------------
Ten Years Ended 03/31/97         N/A     8.27%     N/A     N/A    8.27%    N/A
-------------------------------------------------------------------------------
Commencement of Operations
 Through 03/31/97+             10.09%    8.25%    9.04%   9.20%   8.25%   9.04%
-------------------------------------------------------------------------------

* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 services fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charges for Class C is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations was July 1, 1991, December 12, 1986 and July 2,
  1992 for Class A, Class B and Class C shares, respectively. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 BALANCED FUND
PAINEWEBBER
            PORTFOLIO OF INVESTMENTS              FEBRUARY 28, 1997 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - 56.07%
 Agriculture, Food & Beverage - 0.80%
   7,300   Phillip Morris Companies Incorporated..................  $    986,412
  15,000   RJR Nabisco Holdings Corporation.......................       549,375
                                                                    ------------
                                                                       1,535,787
                                                                    ------------
 Airlines - 0.58%
   9,000   UAL Corporation*.......................................       510,750
  30,000   USAir Group, Incorporated*.............................       592,500
                                                                    ------------
                                                                       1,103,250
                                                                    ------------
 Apparel, Retail - 0.54%
  25,000   TJX Companies, Incorporated............................     1,043,750
                                                                    ------------
 Apparel, Textiles - 0.64%
  20,000   Nine West Group, Incorporated*.........................       940,000
   8,200   Westpoint Stevens Incorporated*........................       282,900
                                                                    ------------
                                                                       1,222,900
                                                                    ------------
 Banks - 5.69%
  15,000   Bank of Boston Corporation.............................     1,130,625
  15,000   BankAmerica Corporation................................     1,706,250
  30,000   Barnett Banks Incorporated(1)..........................     1,387,500
  10,000   Citicorp...............................................     1,167,500
  12,000   First Union Corporation................................     1,053,000
  15,000   Greenpoint Financial Corporation.......................       900,000
  13,000   NationsBank Corporation................................       778,375
  20,000   Southern National Corporation..........................       777,500
  20,000   The Chase Manhattan Corporation........................     2,002,500
                                                                    ------------
                                                                      10,903,250
                                                                    ------------
 Chemicals - 3.05%
  25,000   Allied-Signal, Incorporated............................     1,806,250
  11,000   Dow Chemical Company...................................       891,000
  13,000   DuPont (E.I.) de Nemours & Company.....................     1,394,250
  25,000   IMC Global Incorporated................................       871,875
  22,000   Olin Corporation.......................................       880,000
                                                                    ------------
                                                                       5,843,375
                                                                    ------------
 Computer Hardware - 2.92%
  25,000   Cisco Systems, Incorporated*...........................     1,390,625
  20,000   Compaq Computer Corporation*...........................     1,585,000
   3,750   Dell Computer Corporation*.............................       266,719
   5,000   International Business Machines........................       718,750
  15,000   Seagate Technology, Incorporated*......................       708,750
  30,000   Sun Microsystems Incorporated*.........................       926,250
                                                                    ------------
                                                                       5,596,094
                                                                    ------------
 Computer Software - 1.23%
  29,000   Cadence Design Systems Incorporated*...................     1,069,375
  19,926   Sterling Commerce Incorporated*........................       577,854
  25,000   Sterling Software Incorporated*........................       715,625
                                                                    ------------
                                                                       2,362,854
                                                                    ------------

 BALANCED FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - (CONTINUED)
 Construction, Real Property - 1.59%
  16,000   Chelsea GCA Realty Incorporated........................  $    546,000
  16,000   Equity Residential Properties Trust....................       724,000
  20,000   Oakwood Homes Corporation..............................       395,000
   8,500   Spieker Properties Incorporated........................       309,187
  10,500   Starwood Lodging Corporation...........................       410,812
  22,500   Wellsford Residential Property.........................       658,125
                                                                    ------------
                                                                       3,043,124
                                                                    ------------
 Defense/Aerospace - 4.23%
  16,000   General Dynamics Corporation...........................     1,076,000
  30,000   ITT Industries Incorporated............................       780,000
  12,000   Lockheed Martin Corporation............................     1,062,000
  28,000   Loral Space Communications Corporation*................       451,500
  25,350   McDonnell Douglas Corporation..........................     1,609,725
  15,000   Precision Castparts Corporation........................       735,000
  19,000   Raytheon Company.......................................       895,375
  20,000   United Technologies Corporation........................     1,505,000
                                                                    ------------
                                                                       8,114,600
                                                                    ------------
 Diversified Retail - 1.27%
  37,500   Dayton Hudson Corporation..............................     1,575,000
  25,000   Federated Department Stores, Incorporated*.............       868,750
                                                                    ------------
                                                                       2,443,750
                                                                    ------------
 Drugs & Medicine - 2.73%
  13,000   Bergen Brunswig Corporation............................       417,625
   6,000   Bristol-Myers Squibb Company...........................       783,000
  15,000   Cardinal Health Incorporated...........................       922,500
  12,800   Pfizer, Incorporated...................................     1,172,800
  15,000   Schering-Plough Corporation............................     1,149,375
  18,000   Watson Pharmaceuticals, Incorporated*..................       785,250
                                                                    ------------
                                                                       5,230,550
                                                                    ------------
 Electric Utilities - 0.38%
  40,000   Public Service Company of New Mexico...................       735,000
                                                                    ------------
 Energy Reserves & Production - 1.03%
  10,000   Mobil Corporation......................................     1,227,500
   7,500   Texaco, Incorporated...................................       741,562
                                                                    ------------
                                                                       1,969,062
                                                                    ------------
 Financial Services - 2.38%
  20,000   American Express Company...............................     1,307,500
  31,600   Dean Witter, Discover & Company........................     1,212,650
  15,000   Household International, Incorporated..................     1,453,125
   5,500   Student Loan Marketing Association.....................       582,312
                                                                    ------------
                                                                       4,555,587
                                                                    ------------
 Forest Products, Paper - 1.05%
  15,000   Champion Enterprises Incorporated*.....................       290,625
  20,000   International Paper Company............................       835,000
  50,800   Shorewood Packaging Corporation*.......................       889,000
                                                                    ------------
                                                                       2,014,625
                                                                    ------------

 BALANCED FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - (CONTINUED)
 Food Retail - 0.60%
  24,000   Safeway Incorporated*(1)...............................  $  1,155,000
                                                                    ------------
 Gas Utility - 0.38%
  12,500   Columbia Gas System, Incorporated......................       734,375
                                                                    ------------
 Heavy Machinery - 0.56%
  13,750   Caterpillar, Incorporated..............................     1,077,656
                                                                    ------------
 Hotels - 0.79%
  39,000   Hilton Hotels Corporation..............................       979,875
  10,000   Marriott International, Incorporated...................       530,000
                                                                    ------------
                                                                       1,509,875
                                                                    ------------
 Household Products - 0.23%
  28,000   Viad Corporation*......................................       448,000
                                                                    ------------
 Leisure - 0.35%
  15,000   Philips Electronics N.V................................       675,000
                                                                    ------------
 Life Insurance - 3.97%
  15,000   Chubb Corporation......................................       879,375
   9,000   CIGNA Corporation......................................     1,375,875
  15,000   Equitable of Iowa Companies............................       796,875
  30,000   Reliastar Financial Corporation........................     1,860,000
  20,000   SunAmerica Incorporated................................       917,500
  33,333   Travelers Group Incorporated...........................     1,787,482
                                                                    ------------
                                                                       7,617,107
                                                                    ------------
 Manufacturing-General - 2.55%
  67,500   ADT Limited*...........................................     1,468,125
  22,500   Crane Company..........................................       734,062
  35,000   Ingersoll Rand Company.................................     1,662,500
  13,800   Lucasvarity Plc*.......................................       451,950
  15,000   Stanley Works..........................................       573,750
                                                                    ------------
                                                                       4,890,387
                                                                    ------------
 Manufacturing-High Technology - 1.51%
   9,000   Johnson Controls, Incorporated.........................       758,250
  22,500   KLA Instruments Corporation*...........................       937,969
  14,000   SCI Systems Incorporated*..............................       749,000
  15,000   Waters Corporation*....................................       451,875
                                                                    ------------
                                                                       2,897,094
                                                                    ------------
 Medical Products - 1.20%
   8,000   Johnson & Johnson......................................       461,000
  67,500   Tenet Healthcare Corporation*..........................     1,830,937
                                                                    ------------
                                                                       2,291,937
                                                                    ------------
 Medical Providers - 1.27%
  20,000   HEALTHSOUTH Corporation*...............................       805,000
  50,000   Humana Incorporated*...................................       981,250
  15,000   Lincare Holdings Incorporated*.........................       646,875
                                                                    ------------
                                                                       2,433,125
                                                                    ------------

 BALANCED FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - (CONCLUDED)
 Mining & Metals - 0.78%
   9,000   Phelps Dodge Corporation...............................  $    643,500
  25,000   Freeport-McMoran Copper & Gold, Incorporated...........       850,000
                                                                    ------------
                                                                       1,493,500
                                                                    ------------
 Motor Vehicles & Parts - 1.25%
  20,000   Borg Warner Automotive Incorporated....................       790,000
  25,600   Breed Technologies Incorporated........................       560,000
   7,500   Echlin, Incorporated...................................       259,687
  20,000   Lear Corporation*......................................       780,000
                                                                    ------------
                                                                       2,389,687
                                                                    ------------
 Oil Refining - 2.15%
  20,000   Coastal Corporation....................................       910,000
  40,000   Repsol S.A., ADR.......................................     1,520,000
  30,000   Tejas Gas Corporation*.................................     1,312,500
  10,000   Unocal Corporation.....................................       386,250
                                                                    ------------
                                                                       4,128,750
                                                                    ------------
 Oil Services - 2.85%
  12,000   Camco International Incorporated.......................       463,500
  15,000   Diamond Offshore Drilling Incorporated*................       885,000
  18,000   Ensco International Incorporated*......................       780,750
  19,000   Global Marine Incorporated*............................       353,875
  25,000   Halliburton Company....................................     1,615,625
  50,000   Nabors Industries Incorporated*........................       768,750
  25,000   Reading & Bates Corporation*...........................       606,250
                                                                    ------------
                                                                       5,473,750
                                                                    ------------
 Other Insurance - 3.32%
  25,000   ACE Limited............................................     1,625,000
  20,000   Allstate Corporation...................................     1,267,500
   6,300   Ambac Incorporated.....................................       420,525
  11,000   American International Group Incorporated..............     1,331,000
  30,000   Everest Reinsurance Holdings Incorporated..............       945,000
  10,500   ITT Hartford Group, Incorporated.......................       787,500
                                                                    ------------
                                                                       6,376,525
                                                                    ------------
 Publishing - 0.46%
  20,000   New York Times Company, Class A........................       890,000
                                                                    ------------
 Semiconductor - 0.83%
  17,500   Applied Materials, Incorporated*.......................       885,938
   5,000   Intel Corporation......................................       709,375
                                                                    ------------
                                                                       1,595,313
                                                                    ------------
 Specialty Retail - 0.91%
  42,656   Dollar General Corporation.............................     1,210,364
   8,900   Waban Incorporated*....................................       254,762
  15,000   Zale Corporation*......................................       277,500
                                                                    ------------
                                                                       1,742,626
                                                                    ------------
 Total Common Stocks (cost - $86,751,370)..........................  107,537,265
                                                                    ------------

 BALANCED FUND
PAINEWEBBER

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 PREFERRED STOCKS - 3.28%
 Banks - 0.59%
  20,000   BCP International Limited..............................  $  1,135,000
                                                                    ------------
 Financial Services - 0.48%
  15,000   Devon Financing Trust+.................................       928,125
                                                                    ------------
 Life Insurance - 0.77%
  35,000   SunAmerica Incorporated................................     1,474,375
                                                                    ------------
 Mining & Metals - 0.33%
  13,000   Timet Capital Trust I+.................................       624,000
                                                                    ------------
 Other Insurance - 0.43%
  15,000   Frontier Financing Trust...............................       832,500
                                                                    ------------
 Precious Metals - 0.36%
  36,000   Coer d' Alene Mines Corporation........................       697,500
                                                                    ------------
 Thrift - 0.32%
  11,500   Tosco Financing Trust+.................................       613,813
                                                                    ------------
 Total Preferred Stocks (cost - $5,802,500)........................    6,305,313
                                                                    ------------

 PRINCIPAL
  AMOUNT                                   MATURITY          INTEREST
   (000)                                     DATES            RATES
 ---------                            ------------------- --------------

 CORPORATE BONDS - 9.73%
 Agriculture, Food & Beverage -
  0.66%
           Philip Morris Companies
  $ 1,275   Incorporated...........        01/15/27           7.750%        1,258,171
                                                                         ------------
 Banks - 0.68%
    1,370  ABN Amro Bank...........        12/01/26           7.300         1,294,188
                                                                         ------------
 Cable - 0.72%
           Continental Cablevision
    1,300   Incorporated...........        05/15/06           8.300         1,376,896
                                                                         ------------
 Electric Utilities - 0.98%
           Texas Utilities Electric
    1,880   Capital................        01/30/37           8.175         1,885,289
                                                                         ------------
 Financial Services - 2.86%
           Bear Stearns Companies
    1,300   Incorporated...........        03/01/07           7.000         1,275,806
    1,600  Ford Motor Credit Co....        01/25/01           5.750         1,549,901
           Lehman Brothers Holdings
    1,100   Incorporated...........        09/15/03           7.125         1,098,326
           Santander Finance
    1,610   Issuances..............        07/15/05           6.800         1,570,682
                                                                         ------------
                                                                            5,494,715
                                                                         ------------
 Life Insurance - 0.36%
           Equitable Life Assurance
      700   Society, USA+..........        12/01/05           6.950           686,711
                                                                         ------------
 Media - 0.65%
           News America Holdings
    1,245   Incorporated...........        10/17/96           8.250         1,251,638
                                                                         ------------
 Oil Services - 0.70%
           Occidental Petroleum
            Corporation Medium Term
    1,300   Note...................        09/15/04           8.500         1,343,186
                                                                         ------------

 BALANCED FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------

 CORPORATE BONDS - (CONTINUED)
 Other Insurance - 2.12%
           American Re
  $ 1,200   Corporation+...........         12/15/26            7.450%     $  1,181,459
           Berkley W R Capital
    1,670   Trust+.................         12/15/45            8.197         1,630,022
    1,300  Loews Corporation.......         12/15/06            6.750         1,252,731
                                                                           ------------
                                                                              4,064,212
                                                                           ------------
 Total Corporate Bonds (cost -
  $18,712,702)......................                                         18,655,006
                                                                           ------------
 CONVERTIBLE BONDS - 0.52%
 Specialty Retail - 0.52%
           Home Depot Incorporated
    1,000   (cost - $1,000,000)....         10/01/01            3.250         1,000,000
                                                                           ------------
 MORTGAGE BACKED SECURITIES - 10.77%
 Collateralized Mortgage
 Obligations - 2.49%
      308  CS First Boston Mortgage
            Securities Corporation,
            Series 1995-WF1, Class
            A1.....................         12/21/27            6.452           302,202
      347  DLJ Mortgage Acceptance
            Corp. Series 1996-CF2,
            Class A1A+.............         11/12/21            6.860           345,767
      653  FDIC REMIC Trust, Series
            1996-C1, Class 1A......         05/25/26            6.750           649,158
      670  FNMA REMIC, Series 1996-
            M3, Class A1...........         03/15/21            7.385           679,983
      852  FNMA REMIC, Series 1996-
            M4, Class A............         03/17/17            7.750           865,018
      678  FNMA REMIC, Series 1996-
            M6, Class E............         09/17/19            7.750           690,757
      597  GMAC Commercial Mortgage
            Security, Series 1996-
            C1 Class A2A...........         9/15/03             6.790           590,821
      658  Merrill Lynch Mortgage
            Investments
            Incorporated, Series
            1996-C1, Class A1......         04/25/28            7.150           656,308
                                                                           ------------
 Total Collateralized Mortgage Obli-
  gations -- (cost - $4,806,906)....                                          4,780,014
                                                                           ------------
 Federal National Mortgage
 Association - 5.72%
    1,880  FNMA....................   01/01/26 to 02/01/26      7.500         1,882,576
    3,700  FNMA....................   09/20/06 to 11/13/06 6.950 to 7.930     3,698,054
    5,435  FNMA TBA ARM............           TBA               6.071         5,390,841
                                                                           ------------
 Total Federal National Mortgage As-
  sociation (cost - $10,996,795)....                                         10,971,471
                                                                           ------------
 Government National Mortgage
 Association - 2.55%
    4,644  GNMA (cost -
             $4,895,553)...........         11/15/17            8.500         4,897,134
                                                                           ------------
 Total Mortgage Backed Securities
  (cost - $20,696,254)..............                                         20,648,619
                                                                           ------------
 U.S. GOVERNMENT OBLIGATIONS -
  12.08%
    8,319  U.S. Treasury Bonds.....   08/15/13 to 02/15/26 6.000 to 12.000    7,947,041
   14,813  U.S. Treasury Notes.....   10/31/98 to 02/15/05 5.875 to 7.750    15,226,122
                                                                           ------------
 Total U.S. Government Obligations
  (cost - $23,249,226)..............                                         23,173,163
                                                                           ------------

 BALANCED FUND
PAINEWEBBER

 PRINCIPAL
  AMOUNT                                  MATURITY          INTEREST
   (000)                                    DATES            RATES         VALUE
 ---------                           ------------------- -------------- ------------

 REPURCHASE AGREEMENTS - 10.08%
  $ 8,000  Repurchase agreement
            dated 02/28/97 with
            CitiBank Securities,
            Inc., collateralized
            by $7,360,000 U.S.
            Treasury Bills,
            7.875%, due 02/15/21;
            proceeds: $8,003,567..        03/03/97           5.350%     $  8,000,000
    8,000  Repurchase agreement
            dated 02/28/97 with
            Daiwa Securities
            America, Inc.
            collateralized by
            $5,623,000 U.S.
            Treasury Bills,
            11.250%, due 02/15/15;
            proceeds: $8,003,567..        03/03/97           5.350         8,000,000
    3,337  Repurchase agreement
            dated 02/28/97 with
            State Street Bank &
            Trust Company,
            collateralized by
            $3,130,000 U.S.
            Treasury Bills,
            7.875%, due 11/15/07;
            proceeds $3,338,477...        03/03/97           5.310         3,337,000
                                                                        ------------
 Total Repurchase Agreements
  (cost - $19,337,000).............                                       19,337,000
                                                                        ------------

  NUMBER
 OF SHARES
   (000)
 ---------
 INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.01%
       8   Prime Portfolio.......................................         7,712
      18   Liquid Assets Portfolio...............................        17,960
   1,902   TempFund Portfolio....................................     1,902,028
                                                                   ------------
 Total Investments of Cash Collateral for Securities Loaned
  (cost - $1,927,700).............................................    1,927,700
                                                                   ------------
 Total Investments (cost - $177,476,752) - 103.54%................  198,584,066
 Liabilities in excess of other assets - (3.54%)..................   (6,787,294)
                                                                   ------------
 Net Assets - 100.00%............................................. $191,796,772
                                                                   ============

-------
 * Non-Income Producing Security
 + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR - American Depository Receipts
ARM - Adjustable Rate Mortgage--The interest rate shown is the current rate at
  February 28, 1997.
TBA - (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate (generally +/-1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
REMIC - Real Estate Mortgage Investment Conduit
(1) A portion of the security was on loan at February 28, 1997

                 See accompanying notes to financial statements

 BALANCED FUND
PAINEWEBBER
            STATEMENT OF ASSETS AND LIABILITIES    FEBRUARY 28, 1997 (UNAUDITED)

Assets
Investments in securities, at value (cost -- $177,476,752)........ $198,584,066
Receivable for investments sold...................................    3,856,136
Dividends and interest receivable.................................      926,275
Receivable for fund shares sold...................................       59,548
Other assets......................................................       76,660
                                                                   ------------
Total assets......................................................  203,502,685
                                                                   ------------
Liabilities
Payable for investments purchased.................................    9,379,940
Collateral for securities loaned..................................    1,927,700
Payable for fund shares repurchased...............................      173,927
Payable to affiliates.............................................      171,086
Accrued expenses and other liabilities............................       53,260
                                                                   ------------
Total liabilities.................................................   11,705,913
                                                                   ------------
Net Assets
Capital stock -- $0.001 par value.................................  161,837,042
Undistributed net investment income...............................      525,809
Accumulated net realized gains from investments...................    8,326,607
Net unrealized appreciation of investments........................   21,107,314
                                                                   ------------
Net assets........................................................ $191,796,772
                                                                   ============
Class A:
Net assets........................................................ $162,482,185
                                                                   ------------
Shares outstanding................................................   14,881,142
                                                                   ------------
Net asset and redemption value per share..........................       $10.92
                                                                         ======
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price)...............................       $11.43
                                                                         ======
Class B:
Net assets........................................................ $ 21,717,094
                                                                   ------------
Shares outstanding................................................    1,957,426
                                                                   ------------
Net asset value and offering price per share......................       $11.09
                                                                         ======
Class C:
Net assets........................................................ $  7,597,493
                                                                   ------------
Shares outstanding................................................      694,130
                                                                   ------------
Net asset value and offering price per share......................       $10.95
                                                                         ======

                 See accompanying notes to financial statements

 BALANCED FUND
PAINEWEBBER
            STATEMENT OF OPERATIONS
                          FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

Investment income:
Interest........................................................... $ 2,463,271
Dividends..........................................................     934,454
                                                                    -----------
                                                                      3,397,725
                                                                    -----------
Expenses:
Investment advisory and administration fees........................     715,405
Service Fees--Class A..............................................     201,772
Service and distribution Fees--Class B.............................     109,904
Service and distribution Fees--Class C.............................      36,886
Transfer agency and service fees...................................      90,133
Reports and notices to shareholders................................      88,636
State registration.................................................      84,525
Legal and audit....................................................      68,803
Custody and accounting.............................................      57,872
Directors fees and expenses........................................       7,875
Other expenses.....................................................      30,700
                                                                    -----------
                                                                      1,492,511
                                                                    -----------
Net investment income..............................................   1,905,214
                                                                    -----------
Realized and unrealized gains from investment transactions:
Net realized gains from investment transactions....................   9,703,363
Net change in unrealized appreciation/depreciation of investments..  12,205,663
                                                                    -----------
Net realized and unrealized gains from investment transactions.....  21,909,026
                                                                    -----------
Net increase in net assets resulting from operations............... $23,814,240
                                                                    ===========


                 See accompanying notes to financial statements

 BALANCED FUND
PAINEWEBBER
            STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE  SIX MONTHS
                                                              ENDED
                                                    --------------------------
                                                    FEBRUARY 28,
                                                        1997       AUGUST 31,
                                                    (UNAUDITED)       1996
                                                    ------------  ------------
From operations:
Net investment income.............................. $  1,905,214  $  2,038,956
Net realized gains from investment transactions....    9,703,363     8,010,343
Net change in unrealized appreciation/depreciation
 of investments....................................   12,205,663   (10,090,626)
                                                    ------------  ------------
Net increase (decrease) in net assets from
 operations........................................   23,814,240       (41,327)
                                                    ------------  ------------
Dividends and Distributions to shareholders from:
Net investment income--Class A.....................   (2,196,088)   (1,533,387)
Net investment income--Class B.....................     (191,134)     (139,866)
Net investment income--Class C.....................      (70,274)      (43,823)
Net realized gains from investment transactions--
 Class A...........................................   (7,951,554)   (7,372,463)
Net realized gains from investment transactions--
 Class B...........................................   (1,065,950)   (1,038,147)
Net realized gains from investment transactions--
 Class C...........................................     (367,562)     (319,876)
                                                    ------------  ------------
                                                     (11,842,562)  (10,447,562)
                                                    ------------  ------------
From capital stock transactions:
Net proceeds from sale of shares...................    1,776,060     2,049,022
Cost of shares repurchased.........................  (19,672,651)  (20,078,399)
Proceeds from dividends reinvested.................   10,911,368     9,622,813
                                                    ------------  ------------
Net decrease in net assets from capital stock
 transactions......................................   (6,985,223)   (8,406,564)
                                                    ------------  ------------
Net increase (decrease) in net assets..............    4,986,455   (18,895,453)
                                                    ------------  ------------
Net Assets:
Beginning of period................................  186,810,317   205,705,770
                                                    ------------  ------------
End of period (including undistributed net
 investment income of
 $525,809 and $1,078,091, respectively)............ $191,796,772  $186,810,317
                                                    ============  ============

                 See accompanying notes to financial statements

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
PAINEWEBBER
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Master Series, Inc. ("Master Series") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company which currently offers two series of shares: PaineWebber Balanced Fund (the "Fund") and PaineWebber Money Market Fund. The financial statements for PaineWebber Money Market Fund are not included herein. At a meeting on November 29, 1995 the Board of Directors elected to change the Fund's fiscal year end from February 28 to August 31.

Currently the Fund offers Class A, Class B, Class C and Class Y shares (no Class Y shares were outstanding during the period). Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments -- Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of Master Series, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by a management committee under the direction of Master Series' Board of Directors. The amortized cost method of valuation is used to value short-term debt

PAINEWEBBER
instruments with sixty days or less remaining to maturity, unless the Board of Directors determines that this does not represent fair value.

Repurchase Agreements -- The Fund's custodian takes possession of the securities that are to be repurchased. These securities are valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event that a counterparty defaults on its obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income -- Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which

PAINEWEBBER
Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, in accordance with the following schedule:

                                                                         Annual
                        Average Daily Net Assets                          Rate
                        ------------------------                         ------
Up to $500 million...................................................... 0.750%
In excess of $500 million up to $1.0 billion............................ 0.725
In excess of $1.0 billion up to $1.5 billion............................ 0.700
In excess of $1.5 billion up to $2.0 billion............................ 0.675
Over $2.0 billion....................................................... 0.650

At February 28, 1997, the Fund owed Mitchell Hutchins $111,760 in investment advisory and administration fees. For the six months ended February 28, 1997, the Fund paid brokerage commissions to PaineWebber in the amount of $8,964 for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares, and monthly distribution fees at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares. At February 28, 1997, the Fund owed Mitchell Hutchins $54,382 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended February 28, 1997, it earned $42,548 in sales charges.

SECURITY LENDING

The Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S.

PAINEWEBBER
government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Fund's lending agent is PaineWebber, who received no compensation from the Fund in that capacity for the six months ended February 28, 1997.

As of February 28, 1997, the Fund's custodian held cash and cash equivalents having an aggregate value of $1,927,700 as collateral for portfolio securities loaned having a market value of $1,839,625.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Funds' transfer agent. For these services for the six months ended February 28, 1997, PaineWebber earned $30,568 in service fees from the Fund. At February 28, 1997, the Fund owed PaineWebber $4,944 for shareholder service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at February 28, 1997, was substantially the same as the cost of securities for financial statement purposes.

At February 28, 1997, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
 over cost)........................................................ $23,037,458
Gross depreciation (investments having an excess of cost
 over value).......................................................  (1,930,144)
                                                                    -----------
Net unrealized appreciation of investments......................... $21,107,314
                                                                    ===========

For the six months ended February 28, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.......................................................... $209,808,692
Sales.............................................................. $224,199,160

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

PAINEWEBBER

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 3 billion is allocated to Balanced Fund. Transactions in shares of common stock were as follows:

                                  CLASS A                 CLASS B               CLASS C
                          ------------------------  ---------------------  ------------------
                            SHARES       AMOUNT      SHARES     AMOUNT     SHARES    AMOUNT
                          ----------  ------------  --------  -----------  -------  ---------
SIX MONTHS ENDED
 FEBRUARY 28, 1997:
Shares sold.............      57,815  $    623,044    74,993  $   830,213   29,535  $ 322,803
Shares repurchased......  (1,512,071)  (16,496,220) (236,942)  (2,620,179) (50,769)  (556,252)
Dividends reinvested....     876,212     9,366,710   105,090    1,143,384   37,397    401,274
Shares converted from
 Class B to Class A.....     128,169     1,366,127  (126,296)  (1,366,127)     --         --
                          ----------  ------------  --------  -----------  -------  ---------
Net increase (decrease).    (449,875) $ (5,140,339) (183,155) $(2,012,709)  16,163  $ 167,825
                          ==========  ============  ========  ===========  =======  =========
SIX MONTHS ENDED AUGUST
 31, 1996:
Shares sold.............      56,574  $    604,881    89,994  $   961,478   45,033  $ 482,663
Shares repurchased......  (1,544,512)  (16,273,895) (269,075)  (2,886,820) (85,653)  (917,684)
Dividends reinvested....     799,422     8,218,331   102,843    1,076,033   31,826    328,449
Shares converted from
 Class B to Class A.....     205,793     2,216,806  (203,043)  (2,216,806)     --         --
                          ----------  ------------  --------  -----------  -------  ---------
Net decrease............    (482,723) $ (5,233,877) (279,281) $(3,066,115)  (8,794) $(106,572)
                          ==========  ============  ========  ===========  =======  =========

 BALANCED FUND
PAINEWEBBER

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                            CLASS A
                          -------------------------------------------------------------------------------------
                            FOR THE                                                                  FOR THE
                              SIX        FOR THE                                                      PERIOD
                             MONTHS        SIX         FOR THE                                       JULY 1,
                             ENDED        MONTHS         YEAR        FOR THE YEARS ENDED              1991+
                          FEBRUARY 28,    ENDED         ENDED            FEBRUARY 28,                THROUGH
                              1997      AUGUST 31,   FEBRUARY 29, ------------------------------   FEBRUARY 29,
                          (UNAUDITED)      1996          1996       1995       1994       1993         1992
                          ------------  ----------   ------------ --------   --------   --------   ------------
Net asset value,
 beginning of
 period.................    $  10.27     $  10.85      $   9.80   $  12.04   $  11.54   $  11.01      $10.09
                            --------     --------      --------   --------   --------   --------      ------
Net investment income...        0.13++     0.12++        0.27++       0.26       0.22       0.33        0.19
Net realized and
 unrealized gains
 (losses) from
 investments............        1.22        (0.12)         1.84      (1.07)      1.31       0.54        0.96
                            --------     --------      --------   --------   --------   --------      ------
Net increase (decrease)
 from investment
 operations.............        1.35         0.00          2.11      (0.81)      1.53       0.87        1.15
                            --------     --------      --------   --------   --------   --------      ------
Dividends from net
 investment income......       (0.15)       (0.10)        (0.31)     (0.23)     (0.25)     (0.34)      (0.23)
Distributions from net
 realized gains from
 investment
 transactions...........       (0.55)       (0.48)        (0.75)     (1.20)     (0.78)       --          --
                            --------     --------      --------   --------   --------   --------      ------
Total dividends and
 distributions..........       (0.70)       (0.58)        (1.06)     (1.43)     (1.03)     (0.34)      (0.23)
                            --------     --------      --------   --------   --------   --------      ------
Net asset value, end of
 period.................    $  10.92     $  10.27      $  10.85   $   9.80   $  12.04   $  11.54      $11.01
                            ========     ========      ========   ========   ========   ========      ======
Total investment
 return(1)..............       13.27 %       0.03 %       22.08 %    (6.02)%    13.57 %     8.09 %     11.43 %
                            ========     ========      ========   ========   ========   ========      ======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........    $162,482     $157,525      $171,609   $174,761   $216,492   $154,594      $  916
Expenses to average net
 assets.................        1.44 %*      1.34 %*       1.29 %     1.26 %     1.21 %     1.18 %      1.30 %*
Net investment income to
 average net asset......        2.11 %*      2.19 %*       2.55 %     2.41 %     1.74 %     2.52 %      3.43 %*
Portfolio turnover......         117 %        103 %         188 %      107 %       69 %       33 %        84 %
Average commission rate
 paid(2)................    $ 0.0598     $ 0.0600           --         --         --         --          --

-------------
 * Annualized
 + Commencement of issuance of shares
++ Calculated using the monthly average shares outstanding for the period
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have been annualized.
(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                                 CLASS B
-----------------------------------------------------------------------------------
  FOR THE
    SIX        FOR THE
   MONTHS        SIX
   ENDED        MONTHS       FOR THE      FOR THE YEARS ENDED          FOR THE YEAR
FEBRUARY 28,    ENDED       YEAR ENDED        FEBRUARY 28,                ENDED
    1997      AUGUST 31,   FEBRUARY 29, ----------------------------   FEBRUARY 29,
(UNAUDITED)      1996          1996      1995      1994       1993         1992
------------  ----------   ------------ -------   -------   --------   ------------
  $ 10.42      $ 11.00       $  9.90    $ 12.10   $ 11.56   $  10.99     $  10.21
  -------      -------       -------    -------   -------   --------     --------
     0.09++       0.08++        0.19++     0.44      0.26       0.30         0.35
     1.23        (0.11)         1.86      (1.32)     1.18       0.48         0.78
  -------      -------       -------    -------   -------   --------     --------
     1.32        (0.03)         2.05      (0.88)     1.44       0.78         1.13
  -------      -------       -------    -------   -------   --------     --------
    (0.10)       (0.07)        (0.20)     (0.12)    (0.12)     (0.21)       (0.35)
    (0.55)       (0.48)        (0.75)     (1.20)    (0.78)       --           --
  -------      -------       -------    -------   -------   --------     --------
    (0.65)       (0.55)        (0.95)     (1.32)    (0.90)     (0.21)       (0.35)
  -------      -------       -------    -------   -------   --------     --------
  $ 11.09      $ 10.42       $ 11.00    $  9.90   $ 12.10   $  11.56     $  10.99
  =======      =======       =======    =======   =======   ========     ========
    12.74 %      (0.30)%       21.20 %    (6.68)%   12.62 %     7.25 %      11.24 %
  =======      =======       =======    =======   =======   ========     ========
  $21,717      $22,307       $26,627    $37,104   $83,178   $160,115     $346,290
     2.21 %*      2.09 %*       2.05 %     1.98 %    2.05 %     1.98 %       2.02 %
     1.34 %*      1.43 %*       1.81 %     1.60 %    1.00 %     2.02 %       3.25 %
      117 %        103 %         188 %      107 %      69 %       33 %         84 %
  $0.0598      $0.0600           --         --        --         --           --

 BALANCED FUND
PAINEWEBBER

            FINANCIAL HIGHLIGHTS (CONCLUDED)

            SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                       CLASS C
                          -----------------------------------------------------------------------
                                                                                       FOR THE
                                                                                        PERIOD
                                        FOR THE SIX                  FOR THE           JULY 2,
                          FOR THE SIX     MONTHS       FOR THE     YEARS ENDED          1992+
                          MONTHS ENDED     ENDED      YEAR ENDED   FEBRUARY 28,        THROUGH
                          FEBRUARY 28,  AUGUST 31,   FEBRUARY 29, ----------------   FEBRUARY 28,
                              1997         1996          1996      1995     1994         1993
                          ------------  -----------  ------------ ------   -------   ------------
Net asset value,
 beginning of period....    $ 10.29       $ 10.88       $ 9.82    $12.03   $ 11.54      $10.86
                            -------       -------       ------    ------   -------      ------
Net investment income...       0.09++        0.08++       0.19++    0.19      0.14        0.13
Net realized and
 unrealized gains
 (losses) from
 investments............       1.22         (0.12)        1.84     (1.07)     1.30        0.71
                            -------       -------       ------    ------   -------      ------
Net increase (decrease)
 from investment
 operations.............       1.31         (0.04)        2.03     (0.88)     1.44        0.84
                            -------       -------       ------    ------   -------      ------
Dividends from net
 investment income......      (0.10)        (0.07)       (0.22)    (0.13)    (0.17)      (0.16)
Distributions from net
 realized gains from
 investment
 transactions...........      (0.55)        (0.48)       (0.75)    (1.20)    (0.78)        --
                            -------       -------       ------    ------   -------      ------
Total dividends and
 distributions..........      (0.65)        (0.55)       (0.97)    (1.33)    (0.95)      (0.16)
                            -------       -------       ------    ------   -------      ------
Net asset value, end of
 period.................    $ 10.95       $ 10.29       $10.88    $ 9.82   $ 12.03      $11.54
                            =======       =======       ======    ======   =======      ======
Total investment
 return(1)..............      12.88%        (0.38)%      21.12 %   (6.69)%   12.75 %      7.78 %
                            =======       =======       ======    ======   =======      ======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........    $ 7,598       $ 6,979       $7,469    $8,525   $12,916      $7,058
Expenses to average net
 assets.................       2.19 %*       2.09 %*      2.08 %    2.01 %    1.96 %      1.95 %*
Net investment income to
 average net asset......       1.36 %*       1.44 %*      1.77 %    1.62 %    0.97 %      1.91 %*
Portfolio turnover......        117 %         103 %        188 %     107 %      69 %        33 %
Average commission rate
 paid per share(2)......    $0.0598       $0.0600          --        --        --          --

-------------
 * Annualized
 + Commencement of issuance of shares
++ Calculated using the monthly average shares outstanding for the period
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have been annualized.
(2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

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